Fair Value Measurements - Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis (Details)	Sep. 30, 2021 USD ($)
Assets:
Investments held in Trust Account	$ 345,011,949
Fair Value, Inputs, Level 1 | Money Market Funds
Assets:
Investments held in Trust Account	345,011,949
Public Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	6,900,000
Private Placement Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	$ 3,560,000